Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets other than goodwill [abstract]
Intangible assets
5.12 Intangible assets
Computer software
Acquired computer software licenses are capitalized on the basis of the costs incurred to acquire and implement the specific software. These costs are amortized on a straight-line basis over their estimated useful lives, which is generally between three to six years.
Costs associated with developing or maintaining computer software programs are recognized as expenses when they were incurred.
The costs of computer software subject to a software as a service agreement (SaaS) are recognized as expenses when they are incurred.
Acquired research and development technology and projects
Acquired research and development technology projects are capitalized. In case of a purchase with variable payments for an intangible asset, Valneva applies the cost accumulation method. Each component of the agreement such as up-front payments, development milestone payments, and sales milestone payment are considered and assessed separately to determine if they meet the capitalization criteria. Valneva chooses to apply the cost accumulation approach for the capitalization of variable or contingent payments and does not estimate and record a liability at the acquisition date.
Amortization of the intangible asset over its useful life starts when the product has been fully developed and is ready for use. These costs are amortized on a straight-line basis over their useful lives. This useful life is determined on a case-by-case basis according to the nature and characteristics of the items included under this heading. The main current acquired research and development technology project is amortized over periods of 24 years, which is based on the patent life and technological replacement of a newer vaccine generation.
Development costs
Research expenses are recognized as expenses when incurred. Development expenses incurred on clinical projects (related to the design and testing of new or significantly improved products) are recognized as intangible assets when the following criteria have been fulfilled:
•it is technically feasible to complete the intangible asset so that it will be available for use or sale;
•management intends to complete the intangible asset and to utilize or sell it;
•there is an ability to utilize or sell the intangible asset;
•it can be demonstrated how the intangible asset will generate probable future economic benefits;
•adequate technical, financial, and/or other resources to complete the development and to utilize or sell the intangible asset are available; and
•the expenditure attributable to the intangible asset during its development can be reliably measured.
Other development expenditures that do not meet these criteria are recognized as expenses when they are incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period. Capitalized development costs are recorded as intangible assets and amortized from the point at which the asset is ready for use on a straight-line basis over its useful life, generally 10 - 15 years. In 2025 and 2024, no development costs were capitalized.
Amortization
Amortization of intangible assets is calculated using the straight-line method to allocate their cost amounts to their residual values over their estimated useful lives, as follows:
•Software                        3 - 6 years
•Acquired R&D technology and projects         1 - 24 years
•Development costs                1 - 15 years

The useful life is determined on a case-by-case basis according to the nature and characteristics of the items included under this heading. The main current acquired research and development technology project is amortized over periods of 24 years (with a remaining useful life period of 7 years) which is based on estimated period where Valneva benefits from the patent.

in € thousand	Software	Acquired R&D technology and projects	Development costs	Intangible assets in the course of construction	Total
YEAR ENDED DECEMBER 31, 2025
Opening net book value	205	23,948	1,104	—	25,258
Additions	61	—	—	—	61
Amortization charge	(82)	(2,685)	(137)	—	(2,904)
Impairment charge	(3)	—	—	—	(3)
Exchange rate differences	4	(58)	(10)	—	(64)
CLOSING NET BOOK VALUE	186	21,206	957	—	22,349
AS AT DECEMBER 31, 2025
Cost	5,861	83,012	7,313	—	96,187
Accumulated amortization and impairment	(5,676)	(61,806)	(6,356)	—	(73,838)
CLOSING NET BOOK VALUE	186	21,206	957	—	22,349

in € thousand	Software	Acquired R&D technology and projects	Development costs	Intangible assets in the course of construction	Total
YEAR ENDED DECEMBER 31, 2024
Opening net book value	255	24,073	1,239	—	25,567
Additions	79	2,500	—	—	2,579
Amortization charge	(126)	(2,687)	(145)	—	(2,958)
Impairment charge	—	—	—	—	—
Exchange rate differences	(2)	62	11	—	71
CLOSING NET BOOK VALUE	205	23,948	1,104	—	25,258
AS AT DECEMBER 31, 2024
Cost	5,823	83,349	7,345	—	96,516
Accumulated amortization and impairment	(5,618)	(59,400)	(6,240)	—	(71,258)
CLOSING NET BOOK VALUE	205	23,948	1,104	—	25,258
As at December 31, 2025, significant intangible assets with finite useful lives (included in acquired R&D technology and projects as well as in development costs) consist primarily of the already commercialized vaccine against Japanese encephalitis (IXIARO) with acquisition costs amounting to €78.8 million (December 31, 2024: €79.1 million) and a net book value of €19.4 million (December 31, 2024: €22.3 million).
In 2024, acquired research and development increased by €2.5 million when the Group entered into a strategic partnership with LimmaTech Biologics to accelerate the development of the world’s most clinically advanced Shigella vaccine candidate.
For impairment tests, please see Note 5.15.